Organization and basis of financial statements - VIE (Details)	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Variable interest entity
Contract price exceeding the limit to be called for major contract	$ 100,000
VIE contribution as a percentage of consolidated revenues	91.00%	100.00%
VIE contribution as a percentage of consolidated total assets	82.00%	86.00%
VIE contribution as a percentage of consolidated total liabilities	92.00%	90.00%
Current assets:
Cash and cash equivalents	$ 20,998,786	$ 23,834,125		¥ 19,791,079	¥ 21,206,372
Accounts receivable, net	458,104	252,215
Total current assets	24,530,478	27,523,924
Non-current assets
Long-term investment	14,296,824	14,956,443
Goodwill	4,306,579	4,581,112
Property and equipment, net	81,315	10,699,010
Intangible assets, net	254,646	15,332,396
Total non-current assets	19,112,160	45,568,961
TOTAL ASSETS	43,642,638	73,092,885
Current liabilities:
Accounts payable	21,894	77,266
Taxes payable	258,383	127,645
Deferred revenue-current	1,357,236	6,864,731
Related party payables	54,588	46,649
Deferred tax liabilities	1,357,236	6,864,731
Total current liabilities	3,003,867	8,016,585
Non-current liabilities:
Deferred revenue-noncurrent	3,430	3,713
Total non-current liabilities	13,684,529	14,813,015
TOTAL LIABILITIES	16,688,396	22,829,600
Revenue	11,323,744	23,050,619	$ 29,168,546
Net income (loss)	(20,906,985)	(1,400,292)	3,498,005
Net cash provided by operating activities	(2,558,438)	4,828,933	10,754,484
Net cash used in investing activities	(300,631)	(13,595,605)	(20,864,698)
Net cash provided by financing activities	1,000,000	14,809,302	13,243,554
Effects of exchange rate changes on cash	(976,270)	338,135	2,388,306
Net cash inflow	(2,835,339)	6,380,765	5,521,646
VIEs
Current assets:
Cash and cash equivalents	19,142,721	20,651,502
Accounts receivable, net	8,572	252,215
Prepayments and other current assets	129,148	466,846
Deferred expenses	939,252	1,101,761
Amounts due from related parties	958,634	1,589,182
Total current assets	21,178,327	24,061,506
Non-current assets
Long-term investment	14,296,824	14,673,898
Goodwill		4,581,112
Property and equipment, net	6,620	10,597,581
Intangible assets, net		15,143,366
Total non-current assets	14,303,444	44,995,957
TOTAL ASSETS	35,481,771	69,057,463
Current liabilities:
Accounts payable	21,894	77,266
Taxes payable	8,488	127,645
Employee benefits payable	33,456	96,838
Deferred revenue-current	1,357,236	6,864,731
Other payables	104,738	5,104,380
Interest payable	202,405
Related party payables		44,107
Deferred tax liabilities		38,744
Total current liabilities	1,728,217	12,353,711
Non-current liabilities:
Long-term loans	13,681,099	14,809,302
Deferred revenue-noncurrent		3,713
Total non-current liabilities	13,681,099	14,813,015
TOTAL LIABILITIES	15,409,316	27,166,726
Revenue	10,250,708	23,050,619	29,168,546
Net income (loss)	(18,310,962)	1,750,836	8,436,207
Net cash provided by operating activities	148,162	9,390,282	13,927,170
Net cash used in investing activities	(529,511)	(18,530,989)	(12,864,697)
Net cash provided by financing activities		14,809,302
Effects of exchange rate changes on cash	(1,127,433)	266,364	1,722,356
Net cash inflow	(1,508,782)	$ 5,934,959	$ 2,784,829
VIEs | Asset not pledged as collateral
Non-current assets
TOTAL ASSETS	$ 0